                THE TOTAL FILING FEE IS BEING PAID UNDER 33-25734

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



1.      Name and address of issuer:                Nationwide Variable Account-4
                                                   One Nationwide Plaza
                                                   Columbus, Ohio 43215

2.      The name of each series or class of securities for which this Form is filed
        (If the Form is being filed for all series and classes of securities of the
        issuer, check the box but do not list series or classes):                                               [X]

3.      Investment Company Act File Number:     811-5701

        Securities Act File Number:             33-25734, 33-26454, 333-62692

4(a).   Last day of fiscal year for which this Form is filed:                                     DECEMBER 31, 2001

4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar
        days after the end of the issuer's fiscal year).  (See Instruction A.2).                                [ ]

4(c).   Check box if this is the last time the issuer will be filing this Form                                  [ ]

5.      Calculation of registration fee:,

        (i)      Aggregate sale price of securities sold during the fiscal year
                 pursuant to section 24(f)                                                +             $26,670,601

        (ii)     Aggregate price of securities redeemed or repurchased during the
                 fiscal year:                                                             -              $2,119,255

        (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                 payable to the Commission:                                               -                     N/A

        (iv)     Total available redemption credits  [add Items 5(ii) and 5(iii)]:        -              $2,119,255

        (v)      Net Sales - If Item 5(i) is greater than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:                                                                 $24,551,346

        (vi)     Redemption credits available for use in future years - if Item 5(i)
                 is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                   $0

        (vii)     Multiplier for determining registration fee (See instruction
                  C.9):                                                                   X                0.000092

        (viii)    Registration fee due  [multiply Item 5(v) by Item 5(vii)] (enter 0
                  if no fee is due):                                                      =                  $2,259


6.      Prepaid Shares - If the response to Item 5(i) was determined by deducting An amount of securities that were registered under the
        Securities Act of 1933 pursuant to rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of
        shares or other units) deducted here:                                                                   N/A

        Prepaid Shares - If there is a number of shares or other units that were Registered pursuant to rule 24e-2 remaining unsold at end of the fiscal Year for which this form is filed that are available for use
        by the Issuer in future years, then state that number here:                                             N/A

7.      Interest due - If this form is being filed more than 90 days after the end
        Of the issuer's fiscal year (see Instruction D):                                  +                     N/A

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:                                                       =                  $2,259

9.      Date the registration fee and any interest payment was sent to the                           March 26, 2002
        Commission's lockbox depository:


        Method of Delivery:          [X] Wire Transfer        [ ] Mail or other mean


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      John M. Davis  Vice President - Financial Operations

Date:    March 26, 2002